Summary of Significant Accounting Policies - Effect of Transition of Shareholders' Equity (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity	$ 10,281,000		$ 9,280,000		$ 6,492,000
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity		$ 8,103,000		$ 1,798,000		$ 921,000	$ 2,528,000
Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity		$ (3,200,000)		1,504,000		$ 3,960,000	$ 2,539,000
Deferred acquisition costs | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity					0
Deferred acquisition costs | Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity					102,000
Reinsurance recoverable on market risk benefits | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity					0
Reinsurance recoverable on market risk benefits | Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity					(35,000)
Reserves for future policy benefits and claims payable | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity					97,000
Reserves for future policy benefits and claims payable | Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity					143,000
Market risk benefits | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity					(2,701,000)
Market risk benefits | Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity					(601,000)
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity	$ 10,048,000		$ 12,036,000	$ 12,036,000	9,487,000
As Previously Reported | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity					(2,604,000)
As Previously Reported | Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity					$ (391,000)